Legal and arbitral proceedings (Details) € in Millions, $ in Millions			1 Months Ended				9 Months Ended	12 Months Ended	36 Months Ended	48 Months Ended
	Dec. 31, 2021 EUR (€) plaintiff person children trial lawsuit complaint claim manufacturer family case	May 14, 2013 EUR (€)	Jul. 31, 2021 manufacturer	Feb. 28, 2021 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2017 EUR (€)	Mar. 31, 2021 proceeding	Dec. 31, 2021 EUR (€) patent complaint person lawsuit children manufacturer claim trial family	Dec. 31, 2021 EUR (€) complaint children person lawsuit manufacturer claim trial family action	Dec. 31, 2021 EUR (€) complaint children person case lawsuit manufacturer claim trial family	Dec. 31, 2021 AUD ($) manufacturer complaint person lawsuit claim trial family children	Dec. 31, 2020 EUR (€)	Jul. 31, 2020 claim family	Dec. 31, 2019 EUR (€) claim	Nov. 30, 2017 EUR (€)	Dec. 31, 2014 complaint	Nov. 18, 2014 patent	Apr. 30, 2013 AUD ($)	Dec. 31, 1997 EUR (€)
Disclosure of Legal and Arbitral Proceedings [Line Items]
Provisions for product liability risks, litigation and other	€ 1,374.0							€ 1,374.0	€ 1,374.0	€ 1,374.0		€ 1,262.0		€ 1,334.0
Environmental risks	€ 650.0							€ 650.0	€ 650.0	€ 650.0		€ 713.0		737.0
Litigation amount payable														€ 315.0
Sanofi Pasteur Hepatitis B Vaccine product litigation | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | lawsuit	180							180	180	180	180
Number of ongoing lawsuits | lawsuit	12							12	12	12	12
Taxotere product litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff	9,504
Number of loss consortium plaintiffs | plaintiff	823
Number of bellweather trial held | trial	2							2	2	2	2
Taxotere mississippi attorney general litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Maximum penalty amount sought by plaintiffs for each violation | $					$ 10,000
Zantac litigation in the US, MDL Court | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff	1,927
Number of personal injury cases | case	1,828
Zantac litigation in the US | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of plaintiffs | plaintiff	3,086
Number of complaints filed | complaint	1,971
Zantac litigation in Canada | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of class actions | action									7
Depakine product litigation In France | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | claim	75							75	75	75	75
Number of people exposed | person	127							127	127	127	127
Number of lawsuits ruled on merits | lawsuit	26							26	26	26	26
Number of families who filed a civil claim | family													63
Number of people exposed who filed a request for indemnification | person	53							53	53	53	53
Number of administrative proceedings | proceeding							4
Depakine product litigation In France | Action for which we are defendant | Plaintiff
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable															€ 2.0
Depakine product litigation In France | Action for which we are defendant | Caisse Primaire D Assurance Maladie
Disclosure of Legal and Arbitral Proceedings [Line Items]
Litigation amount payable															€ 1.0
Depakine product litigation in Switzerland | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of people exposed | person	15							15	15	15	15
Number of families who filed a civil claim | family	10							10	10	10	10
Depakine product litigation in Spain | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of people exposed | children	5							5	5	5	5
Number of ongoing trials | trial	2							2	2	2	2
Depakine product litigation in Belgium | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | complaint	2							2	2	2	2
Depakine product litigation in Germany | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of civil individual actions | lawsuit	1							1	1	1	1
Number of people exposed | children	1							1	1	1	1
Dengvaxia product litigation in the Philippines | Action for which we are defendant | Product liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of personal injury cases | case										8
Ramipril Canada Patent Litigation | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of manufacturers with marketing authorization for generic version of drug | manufacturer	8							8	8	8	8
Anticipated duration of appeals process	24 months							24 months	24 months	24 months	24 months
Praluent (Alirocumab)-related amgen patent litigation in the US | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patent actions initially filed | complaint																4
Number of patents allegedly infringed | patent																	7
Number of claims invalid | claim														5
Jevtana related patent litigation in the US | Action for which we are a plaintiff | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of patents allegedly infringed | claim													12
Number of patents covering product | patent								4
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Patents
Disclosure of Legal and Arbitral Proceedings [Line Items]
Payment of damages sought by Australian Department of Health related to the Apotex preliminary injunction, up to	€ 287.0							€ 287.0	€ 287.0	€ 287.0								$ 449.0
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Patents | Minimum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Reduced amount of compensation claimed	142.7							142.7	142.7	142.7	$ 223.3
Reduced amount of compensation claimed, interest included	213.1							213.1	213.1	213.1	333.4
Plavix litigation (Commonwealth) in Australia | Action for which we are defendant | Patents | Maximum
Disclosure of Legal and Arbitral Proceedings [Line Items]
Reduced amount of compensation claimed	179.1							179.1	179.1	179.1	280.2
Reduced amount of compensation claimed, interest included	€ 289.9							€ 289.9	€ 289.9	€ 289.9	$ 453.6
Plavix Attorney General Action in Hawaii | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Total penalty fee incurred by defendants | $				$ 834,012,000
Penalty fee incurred by Sanofi | $				$ 417,006,000
Plavix related litigation in France | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Penalty fee incurred by Sanofi		€ 40.6
Payment of damages claimed by the French CNAM (French Social Security)						€ 115.8
340B Drug Pricing Program in the United States | Action for which we are defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of other manufacturers involved in proceedings | manufacturer			3
Aventis Crop Science retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Aggregate participation percentage of legacy companies in ACS								76.00%
Infraserv Hoechst retained liabilities | Contingencies arising from certain business divestitures
Disclosure of Legal and Arbitral Proceedings [Line Items]
Fund reserves transferred																			€ 57.0
Maximum amount to be reimbursed for current and future environmental expense																			€ 143.0